Fair Value Measurements - Summary the Fair Value of Assumption of Warrant Liabilities (Details) - Mar. 31, 2015 - $ / shares	Total
Fair Value Disclosures [Abstract]
Stock price	$ 5.20
Weighted average strike price	$ 1.20
Remaining contractual term (years)	3 years 8 months 12 days
Volatility	124.00%
Risk-free rate	1.37%
Dividend yield	0.00%